SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Segment and geography information (Details) ¥ in Millions, $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥) segment	Dec. 31, 2020 USD ($) segment	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Segment Reporting, Revenue Reconciling Item [Line Items]
Number of operating segments | segment		2	2
Number of reportable segments | segment		2	2
Total revenues		¥ 10,196	$ 1,563	¥ 11,212	¥ 10,063
Operating costs and expenses		11,925	1,827	9,236	7,945
Goodwill impairment loss		437	67	0	0
Other operating income, net		480	74	132	226
Interest income		119	18	160	148
Interest expense		533	82	315	244
Other (expenses) income, net		(89)	(14)	331	203
Unrealized (loss) gain from fair value changes of equity securities		(265)	(42)	316	(914)
Foreign exchange gain (loss)		175	27	(35)	(144)
Income (loss) before income taxes		(2,279)	(350)	2,565	1,393
Income tax expense (benefit)		(215)	(33)	640	569
(Loss) income from equity method investments		(140)	(21)	(164)	(97)
Net loss attributable to noncontrolling interest		(12)	(2)	(8)	11
Net income (loss) attributable to Huazhu Group Limited		(2,192)	(336)	1,769	716
Income tax expense (benefit)		(215)	(33)	640	569
Interest expense		533	82	315	244
Depreciation and amortization		1,362	$ 208	¥ 991	¥ 891
EBITDA (Non-GAAP)		(631)
legacy Huazhu
Segment Reporting, Revenue Reconciling Item [Line Items]
Total revenues		8,664
Operating costs and expenses		8,978
Other operating income, net		214
Interest income		118
Interest expense		427
Other (expenses) income, net		(92)
Unrealized (loss) gain from fair value changes of equity securities		(266)
Foreign exchange gain (loss)		176
Income (loss) before income taxes		(591)
Income tax expense (benefit)		151
(Loss) income from equity method investments		(117)
Net loss attributable to noncontrolling interest		(12)
Net income (loss) attributable to Huazhu Group Limited		(847)
Income tax expense (benefit)		151
Interest expense		427
Depreciation and amortization		1,123
EBITDA (Non-GAAP)		736
legacy DH
Segment Reporting, Revenue Reconciling Item [Line Items]
Total revenues		1,532
Operating costs and expenses		2,947
Goodwill impairment loss	¥ 437	437
Other operating income, net		266
Interest income		1
Interest expense		106
Other (expenses) income, net		3
Unrealized (loss) gain from fair value changes of equity securities		1
Foreign exchange gain (loss)		(1)
Income (loss) before income taxes		(1,688)
Income tax expense (benefit)		(366)
(Loss) income from equity method investments		(23)
Net income (loss) attributable to Huazhu Group Limited		(1,345)
Income tax expense (benefit)		(366)
Interest expense		106
Depreciation and amortization		239
EBITDA (Non-GAAP)		¥ (1,367)